Disposals of businesses and deconsolidation of subsidiaries - SeaMex Limited Gain on Disposal (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Mar. 10, 2015	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Mar. 09, 2015
Significant Acquisitions and Disposals [Line Items]
Total non-current assets				$ 128	$ 128	[1]		$ 128		$ 128		$ 128
Total assets				128	128
Gain on sale	[2]			$ 0	$ (63)	[3]	$ 632
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)		50.00%		50.00%	50.00%		0.00%							100.00%
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Net cash consideration received		$ 749
Seller’s credit recognized		250
Direct repayment of debt by the JV on behalf of Seadrill		150
Consideration receivable in respect of West Titania		162	$ 162
Other related party balances payable		(71)
Cash paid to acquire 50% interest in the JV		(163)
Fair value of consideration received		1,077
FAIR VALUE OF RETAINED 50% INVESTMENT IN SEAMEX LIMITED		163
Cash and cash equivalents		40
Deferred tax assets - short term		8
Other current assets		20
Total current assets		68
Drilling units		969
Deferred tax asset - long term		4
Other non-current assets		86
Goodwill		49
Total non-current assets		1,108
Total assets		1,176
Trade accounts payable		(1)
Other current liabilities		(56)
Total current liabilities		(57)
Other non-current liabilities		(60)
Total non-current liabilities		(60)
Total liabilities		(117)
Carrying value of net assets		1,059
Gain on sale		$ 181

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"